Commitments, Guarantees and Contingent Liabilities - Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers (Detail)
¥ in Millions
Mar. 31, 2020 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 3,183
2022	901
2023	1,443
2024	374
2025	9
Thereafter	1
Total	¥ 5,911